Accounts and Other Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
SPL trade receivable	$ 232	$ 185
Other accounts receivable	8	6
Total accounts and other receivables	$ 240	$ 191